UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2552

Waddell & Reed Advisors Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Bond Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Portfolio Highlights
6	Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
30	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Bond Fund current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF BOND FUND

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions

A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals

Questions and comments

In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF BOND FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Bond Fund had net assets totaling $774,015,670 invested in a diversified portfolio of:

95.07%	Bonds
4.93%	Cash and Cash Equivalents

As a shareholder of Waddell & Reed Advisors Bond Fund, for every $100 you had invested on March 31, 2004, your Fund owned:

Bonds
Corporate	$56.42
United States Government Agencies	$30.53
United States Treasury	$5.45
Other Government	$2.67
Cash and Cash Equivalents	$4.93

THE INVESTMENTS OF BOND FUND

March 31, 2004

WARRANT - 0.00%	Shares	Value

Petroleum - Domestic
Chesapeake Energy Corporation, Warrants*	3,995	$1,086
(Cost: $0)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.15%
Delta Air Lines, Inc.,
9.59%, 1-12-17	$1,500	1,162,995

Aircraft - 0.28%
Northrop Grumman Corp.,
9.375%, 10-15-24	2,000	2,151,566

Banks - 3.89%
AmSouth Bancorporation,
6.75%, 11-1-25	7,500	8,595,503
Capital One Bank,
4.25%, 12-1-08	3,750	3,844,181
First Union Corporation,
6.824%, 8-1-26	7,500	9,423,870
HSBC Holdings plc,
5.25%, 12-12-12	3,000	3,166,473
ING Groep N.V.,
5.5%, 5-11-05 (A)	EUR4,000	5,095,829

		30,125,856

Beverages - 0.71%
Coca-Cola Enterprises Inc.:
7.0%, 10-1-26	$1,825	2,158,415
6.7%, 10-15-36	2,900	3,322,179

		5,480,594

Broadcasting - 0.68%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,750	5,298,901

Business Equipment and Services - 1.48%
Allied Waste North America, Inc.,
7.625%, 1-1-06	4,250	4,526,250
Dell Computer Corporation,
6.55%, 4-15-08	500	564,233
Hertz Corp,
7.4%, 3-1-11	1,000	1,094,825
Postal Square Limited Partnership,
6.5%, 6-15-22	1,529	1,724,606
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,534,783

		11,444,697

Chemicals - Petroleum and Inorganic - 0.66%
NOVA Chemicals Corporation,
7.0%, 5-15-06	4,750	5,082,500

Chemicals - Specialty - 0.72%
FMC Corporation,
10.25%, 11-1-09	4,750	5,581,250

Coal - 0.42%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	3,240,000

Communications Equipment - 0.20%
Norse CBO, Ltd. and Norse CBO, Inc.,
6.515%, 8-13-10 (B)	1,521	1,555,369

Computers - Main and Mini - 0.98%
International Business Machines Corporation,
5.375%, 3-31-05(A)	EUR 4,000	5,074,067
Unisys Corporation:
8.125%, 6-1-06	$1,750	1,916,250
7.875%, 4-1-08	550	565,812

		7,556,129

Construction Materials - 0.06%
American Standard Inc.,
7.375%, 4-15-05	480	504,000

Containers - 0.43%
Owens-Illinois, Inc.,
7.15%, 5-15-05	3,250	3,363,750

Finance Companies - 16.31%
ABN AMRO Mortgage Corporation,
5.5%, 1-25-34	11,467	11,897,661
Ameritech Capital Funding Corporation,
5.95%, 1-15-38	3,000	3,099,159
Asset Securitization Corporation,
7.49%, 4-14-29	5,902	6,601,603
Associates Corporation of North America,
6.25%, 11-1-08	4,250	4,792,959
Boeing Capital Corporation,
4.75%, 8-25-08	4,500	4,746,951
California Infrastructure and Economic Development Bank, Special Purpose Trust PG&E-1,
6.42%, 9-25-08	3,959	4,206,766
Chase Manhattan - First Union Commercial Mortgage Trust,
7.439%, 7-15-09	7,500	8,871,806
Diversified Asset Securitization Holdings L.P.,
7.765%, 12-30-34	6,088	6,384,772
Diversified REIT Trust 1999-1,
6.78%, 3-18-11	2,250	2,459,182
First Union National Bank Commercial Mortgage,
7.841%, 3-15-10	7,500	9,068,303
General Motors Acceptance Corporation:
5.125%, 5-9-08	5,000	5,204,660
8.875%, 6-1-10	6,500	7,757,048
SocGen Real Estate Company L.L.C.,
7.64%, 12-29- 49 (B)	6,000	6,894,804
Structured Adjustable Rate Mortgage Loan Trust:
4.6833%, 2-25-34	6,995	7,063,851
4.935%, 3-25-34	6,098	6,219,830
Structured Asset Securities Corporation:
4.77777%, 1-25-33	3,840	3,889,639
4.8379%, 1-25-34	5,993	6,074,028
Wells Fargo Mortgage Pass-Through Certificates,
4.5%, 9-25-18	7,500	7,503,539
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33	7,369	7,568,341
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,904,477

		126,209,379

Food and Related - 2.15%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	3,000	3,055,095
ConAgra, Inc.,
7.125%, 10-1-26	7,750	9,035,221
Dean Foods Co.,
6.75%, 6-15-05	650	672,750
GRUMA, S.A. de C.V.,
7.625%, 10-15-07	3,500	3,876,250

		16,639,316

Forest and Paper Products - 3.92%
Abitibi-Consolidated Company of Canada,
6.95%, 12-15-06	7,500	7,834,455
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	4,265,000
Champion International Corporation:
6.4%, 2-15-26	6,500	7,078,871
6.65%, 12-15-37	2,500	2,881,940
Georgia-Pacific Corporation,
7.375%, 7-15-08	5,000	5,462,500
International Paper Company,
7.625%, 1-15-07	1,000	1,126,391
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,698,508

		30,347,665

Homebuilders, Mobile Homes - 0.55%
Pulte Corporation,
8.125%, 3-1-11	3,500	4,226,723

Hospital Supply and Management - 1.17%
HCA Inc.,
6.3%, 10-1-12	1,000	1,048,150
HCA - The Healthcare Company:
7.125%, 6-1-06	3,000	3,244,035
8.75%, 9-1-10	4,000	4,790,580

		9,082,765

Household - General Products - 1.73%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	13,394,370

Insurance - Property and Casualty - 0.30%
AIG-FP Matched Funding Corp.,
4.25%, 5-15-13 (B)	2,350	2,309,690

Mining - 0.22%
Vale Overseas Limited,
8.625%, 3-8-07	1,500	1,672,500

Motion Pictures - 0.49%
Vivendi Universal S.A.,
6.25%, 7-15-08	3,500	3,780,000

Motor Vehicle Parts - 0.17%
Federal-Mogul Corporation,
7.75%, 7-1-06 (C)	1,000	250,000
Meritor Automotive, Inc.,
6.8%, 2-15-09	1,000	1,037,500

		1,287,500

Multiple Industry - 4.03%
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	6,852	5,078,975
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,872,292
Ford Motor Credit Company:
6.5%, 1-25-07	5,500	5,875,128
7.375%, 10-28-09	1,000	1,097,644
General Electric Company,
5.0%, 2-1-13	4,000	4,188,312
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,189,614
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (B)	2,000	1,665,714
Tyco International Group S.A.,
6.375%, 2-15-06	4,000	4,258,780

		31,226,459

Petroleum - Domestic - 0.33%
Chesapeake Energy Corporation,
9.0%, 8-15-12	2,250	2,601,562

Petroleum - Services - 1.53%
Halliburton Company,
6.75%, 2-1-27	7,250	8,249,913
Key Energy Services, Inc.,
8.375%, 3-1-08	500	532,500
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	3,062,500

		11,844,913

Real Estate Investment Trust - 0.50%
Host Marriott, L.P.,
8.375%, 2-15-06	1,500	1,601,250
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,313,765

		3,915,015

Retail - Specialty Stores - 1.05%
Fred Meyer, Inc.,
7.45%, 3-1-08	7,000	8,098,237

Utilities - Electric - 4.53%
Dominion Resources, Inc.,
5.25%, 8-1-33	5,750	5,853,287
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,831,220
Hydro-Quebec,
8.05%, 7-7-24	9,000	12,275,649
Indiantown Cogeneration,
9.77%, 12-15-20	1,500	1,835,659
Oncor Electric Delivery Company,
6.375%, 5-1-12	8,000	9,023,480
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,228,634

		35,047,929

Utilities - Gas and Pipeline - 1.37%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,180,000
Williams Companies, Inc. (The),
6.5%, 8-1-06	2,500	2,609,375
Williams Holdings of Delaware, Inc.,
6.5%, 12-1-08	1,750	1,817,812

		10,607,187

Utilities - Telephone - 5.41%
AirTouch Communications, Inc.,
6.65%, 5-1-08	5,500	6,256,981
BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,754,168
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	7,414,518
Deutsche Telekom International Finance B.V.,
8.5%, 6-15-10	9,000	11,049,327
Pacific Bell,
7.25%, 11-1-27	3,250	3,584,536
Sprint Capital Corporation,
6.125%, 11-15-08	4,500	4,960,309
Telefonos de Mexico, S.A. de C.V.,
8.25%, 1-26-06	4,250	4,664,800
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,178,278

		41,862,917

TOTAL CORPORATE DEBT SECURITIES - 56.42%		$436,701,734

(Cost: $405,263,236)

OTHER GOVERNMENT SECURITIES

Brazil - 0.34%
Federative Republic of Brazil (The),
10.25%, 1-11-06	2,375	2,589,938

Canada - 1.52%
Province de Quebec,
7.14%, 2-27-26	9,200	11,791,272

Supranational - 0.81%
Inter-American Development Bank,
8.4%, 9-1-09	5,000	6,272,680

TOTAL OTHER GOVERNMENT SECURITIES - 2.67%		$20,653,890

(Cost: $16,837,939)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 4.11%
Federal Home Loan Mortgage Corporation:
3.25%, 2-25-08	4,000	4,021,080
4.375%, 2- 4-10	7,500	7,614,075
4.125%, 2-24-11	3,600	3,609,223
Tennessee Valley Authority:
4.875%, 12-15-16	9,500	10,324,439
5.88%, 4-1-36	5,500	6,233,409

Total Agency Obligations		31,802,226

Mortgage-Backed Obligations - 26.42%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	6,506	6,823,898
6.5%, 11-25-21	2,072	2,121,696
6.0%, 3-15-29	2,523	2,624,137
7.5%, 9-15-29	2,100	2,300,974
4.0%, 2-15-30	4,500	4,565,675
6.5%, 6-15-30	1,227	1,245,333
4.25%, 3-15-31	10,816	10,946,321
4.0%, 11-25-32	7,973	8,039,528
Federal Home Loan Mortgage Corporation Participation Certificate:
4.0%, 12-1-08	11,842	12,092,596
6.0%, 11-1-28	2,548	2,652,744
7.0%, 5-1-31	882	935,303
6.5%, 11-1-31	1,498	1,574,209
6.0%, 2-1-32	3,450	3,587,513
6.5%, 6-1-32	1,695	1,781,348
6.5%, 10-1-32	1,464	1,538,862
Federal National Mortgage Association Agency REMIC/CMO:
4.0%, 5-15-16	5,733	5,876,640
4.0%, 10-15-16	5,733	5,869,575
5.0%, 3-25-18	8,500	8,701,714
5.0%, 6-25-18	6,750	6,901,366
5.0%, 5-15-23	5,500	5,553,541
5.5%, 2-25-32	4,000	4,143,870
4.0%, 3-25-33	5,218	5,276,808
3.5%, 8-25-33	4,808	4,798,975
Federal National Mortgage Association Pass-Through Certificates:
6.09%, 4-1-09	4,230	4,704,991
4.0%, 1-1-11	11,903	12,077,464
5.5%, 1-1-17	4,030	4,203,001
6.0%, 1-1-17	2,744	2,891,432
5.5%, 7-1-17	1,170	1,220,360
5.5%, 12-1-17	1,926	2,008,664
5.0%, 3-1-18	4,107	4,225,924
4.0%, 11-1-18	6,622	6,581,851
5.5%, 9-1-23	5,249	5,424,428
5.0%, 3-1-24	11,500	11,676,065
7.0%, 6-1-24	819	872,064
6.0%, 12-1-28	1,149	1,198,925
6.5%, 3-1-33	5,685	5,972,597
Government National Mortgage Association Agency REMIC/CMO,
5.0%, 1-20-32	8,391	8,546,051
Government National Mortgage Association Pass-Through Certificates:
7.5%, 7-15-23	388	419,787
7.5%, 12-15-23	771	834,072
8.0%, 9-15-25	809	889,318
7.0%, 7-20-27	36	37,980
7.0%, 9-20-27	613	653,038
6.5%, 7-15-28	2,355	2,489,973
6.5%, 5-15-29	1,173	1,239,686
7.5%, 7-15-29	316	340,031
7.75%, 10-15-31	1,895	2,053,623
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2000-2 Class 1-D,
7.5%, 9-15-26	1,851	1,889,080
2001-3 Class G,
6.5%, 4-15-27	2,000	2,136,267
2002-1 Class 2-G,
6.5%, 10-15-25	4,500	4,812,853
2003-2 Class D,
5.0%, 11-15-23	1,250	1,307,180
2003-2 Class E,
5.0%, 12-15-25	3,750	3,882,541

Total Mortgage-Backed Obligations		204,541,872

Treasury Obligations - 5.45%
United States Treasury Bonds:
4.75%, 11-15-08	12,000	13,087,968
11.25%, 2-15-15	2,800	4,603,374
6.125%, 11-15-27	11,750	13,862,251
United States Treasury Notes,
5.5%, 2-15-08	9,500	10,603,264

Total Treasury Obligations		42,156,857

TOTAL UNITED STATES GOVERNMENT SECURITIES - 35.98%		$278,500,955
(Cost: $271,179,334)

TOTAL SHORT-TERM SECURITIES - 4.08%		$31,589,060

(Cost: $31,589,060)

TOTAL INVESTMENT SECURITIES - 99.15%		$767,446,725

(Cost: $724,869,569)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.85%		6,568,945

NET ASSETS - 100.00%		$774,015,670

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.
(A)	Prinicipal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).
(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2004, the total value of these securities amounted to $20,559,647 or 2.66% of net assets.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

BOND FUND
March 31, 2004
(In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$724,870) (Notes 1 and 3)	$767,447
Cash	2,283
Receivables:
Interest	8,777
Investment securities sold	6,930
Fund shares sold	550
Prepaid insurance premium	31

Total assets	786,018

LIABILITIES
Payable for investment securities purchased	9,432
Payable to Fund shareholders	2,158
Accrued shareholder servicing (Note 2)	168
Accrued service fee (Note 2)	162
Accrued accounting and administrative services fees (Note 2)	18
Accrued management fee (Note 2)	11
Accrued distribution fee (Note 2)	6
Other	47

Total liabilities	12,002

Total net assets	$774,016

NET ASSETS
$1.00 par value capital stock:
Capital stock	$117,081
Additional paid-in capital	615,584
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	326
Accumulated undistributed net realized loss on investment transactions	(1,561)
Net unrealized appreciation in value of investments	42,586

Net assets applicable to outstanding units of capital	$774,016

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.61
Class B	$6.61
Class C	$6.61
Class Y	$6.61
Capital shares outstanding:
Class A	104,475
Class B	8,262
Class C	2,384
Class Y	1,960
Capital shares authorized	280,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

BOND FUND
For the Six Months Ended March 31, 2004
(In Thousands)
INVESTMENT INCOME
Interest and amortization (Note 1B)	$21,171

Expenses (Note 2):
Investment management fee	2,062
Shareholder servicing:
Class A	855
Class B	112
Class C	33
Class Y	9
Service fee:
Class A	856
Class B	71
Class C	20
Distribution fee:
Class A	22
Class B	212
Class C	61
Accounting and administrative services fees	105
Audit fees	15
Legal fees	14
Custodian fees	12
Other	96

Total expenses	4,555

Net investment income	16,616

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on securities	10,953
Realized net gain on foreign currency transactions	11

Realized net gain on investments	10,964
Unrealized depreciation in value of investments during the period	(3,093)

Net gain on investments	7,871

Net increase in net assets resulting from operations	$24,487

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

BOND FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$16,616	$38,111
Realized net gain on investments	10,964	7,214
Unrealized appreciation (depreciation)	(3,093)	2,311

Net increase in net assets resulting from operations	24,487	47,636

Distributions to shareholders from (Note 1D):(1)
Net investment income:
Class A	(15,035)	(35,937)
Class B	(962)	(1,822)
Class C	(269)	(692)
Class Y	(274)	(577)
Realized gains on securities transactions:
Class A	(3,403)	-
Class B	(270)	-
Class C	(78)	-
Class Y	(57)	-

	(20,348)	(39,028)

Capital share transactions (Note 5)	(73,280)	(28,825)

Total decrease	(69,141)	(20,217)
NET ASSETS
Beginning of period	843,157	863,374

End of period	$774,016	$843,157

Undistributed net investment income	$326	$239

(1)See "Financial Highlights" on pages 19 - 22.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the fiscal year ended December 31,
3-31-04	2003	2002	2001	9-30-00	1999	1998

Net asset value, beginning of period	$6.57	$6.49	$6.33	$6.01	$5.97	$6.39	$6.32

Income (loss) from investment operations:
Net investment income	0.14	0.28	0.31	0.35	0.27	0.35	0.38
Net realized and unrealized gain (loss) on investments	0.07	0.09	0.16	0.32	0.04	(0.42)	0.07

Total from investment operations	0.21	0.37	0.47	0.67	0.31	(0.07)	0.45

Less distributions from:
Net investment income	(0.14)	(0.29)	(0.31)	(0.35)	(0.27)	(0.35)	(0.38)
Capital gains	(0.03)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.17)	(0.29)	(0.31)	(0.35)	(0.27)	(0.35)	(0.38)

Net asset value, end of period	$6.61	$6.57	$6.49	$6.33	$6.01	$5.97	$6.39

Total return(1)	3.24%	5.86%	7.67%	11.50%	5.24%	-1.08%	7.27%
Net assets, end of period (in millions)	$691	$755	$792	$584	$493	$501	$551
Ratio of expenses to average net assets	1.06	%(2)	1.04%	1.03%	1.01%	1.02	%(2)	0.95%	0.84%
Ratio of net investment income to average net assets	4.23	%(2)	4.36%	4.92%	5.66%	6.00	%(2)	5.72%	5.88%
Portfolio turnover rate	28%	44%	25%	36%	23%	34%	34%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the fiscal period ended		For the period from 9-9-99(1) to
	3-31-04		2003	2002	2001	9-30-00		12-31-99

Net asset value, beginning of period	$6.57		$6.49	$6.33	$6.01	$5.97		$6.05

Income (loss) from investment operations:
Net investment income	0.11		0.23	0.25	0.29	0.23		0.10
Net realized and unrealized gain (loss) on investments	0.07		0.08	0.16	0.33	0.04		(0.08)

Total from investment operations	0.18		0.31	0.41	0.62	0.27		0.02

Less distributions from:
Net investment income	(0.11)		(0.23)	(0.25)	(0.30)	(0.23)		(0.10)
Capital gains	(0.03)		(0.00)	(0.00)	(0.00)	(0.00)		(0.00)

Total distributions	(0.14)		(0.23)	(0.25)	(0.30)	(0.23)		(0.10)

Net asset value, end of period	$6.61		$6.57	$6.49	$6.33	$6.01		$5.97

Total return	2.83%		4.92%	6.75%	10.55%	4.56%		0.30%
Net assets, end of period (in millions)	$54		$59	$43	$22	$7		$2
Ratio of expenses to average net assets	1.98%	(2)	1.93%	1.91%	1.87%	1.90	%(2)	1.91	%(2)
Ratio of net investment income to average net assets	3.31%	(2)	3.46%	4.03%	4.74%	5.12	%(2)	4.93	%(2)
Portfolio turnover rate	28%		44%	25%	36%	23%		34	%(2)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the period from 9-9-99(1) to
3-31-04	2003	2002	2001	9-30-00	12-31-99

Net asset value, beginning of period	$6.57	$6.49	$6.33	$6.01	$5.96	$6.05

Income (loss) from investment operations:
Net investment income	0.11	0.23	0.26	0.30	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.07	0.09	0.16	0.32	0.05	(0.09)

Total from investment operations	0.18	0.32	0.42	0.62	0.27	0.01

Less distributions from:
Net investment income	(0.11)	(0.24)	(0.26)	(0.30)	(0.22)	(0.10)
Capital gains	(0.03)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.14)	(0.24)	(0.26)	(0.30)	(0.22)	(0.10)

Net asset value, end of period	$6.61	$6.57	$6.49	$6.33	$6.01	$5.96

Total return	2.79%	4.95%	6.77%	10.53%	4.64%	0.13%
Net assets, end of period (in thousands)	$15,751	$16,815	$17,304	$6,738	$1,382	$289
Ratio of expenses to average net assets	1.99	%(2)	1.91%	1.90%	1.87%	1.95	%(2)	1.98	%(2)
Ratio of net investment income to average net assets	3.30	%(2)	3.49%	4.03%	4.72%	5.07	%(2)	4.87	%(2)
Portfolio turnover rate	28%	44%	25%	36%	23%	34	%(3)

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the fiscal year ended December 31,
3-31-04	2003	2002	2001	9-30-00	1999	1998

Net asset value, beginning of period	$6.57	$6.49	$6.33	$6.01	$5.97	$6.39	$6.32

Income (loss) from investment operations:
Net investment income	0.15	0.31	0.30	0.38	0.28	0.40	0.39
Net realized and unrealized gain (loss) on investments	0.07	0.08	0.19	0.31	0.04	(0.45)	0.07

Total from investment operations	0.22	0.39	0.49	0.69	0.32	(0.05)	0.46

Less distributions from:
Net investment income	(0.15)	(0.31)	(0.33)	(0.37)	(0.28)	(0.37)	(0.39)
Capital gains	(0.03)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.18)	(0.31)	(0.33)	(0.37)	(0.28)	(0.37)	(0.39)

Net asset value, end of period	$6.61	$6.57	$6.49	$6.33	$6.01	$5.97	$6.39

Total return	3.40%	6.18%	7.99%	11.83%	5.47%	-0.81%	7.54%
Net assets, end of period (in millions)	$13	$12	$11	$3	$3	$2	$6
Ratio of expenses to average net assets	0.73	%(1)	0.72%	0.73%	0.73%	0.72	%(1)	0.69%	0.61%
Ratio of net investment income to average net assets	4.56	%(1)	4.68%	5.21%	5.95%	6.30	%(1)	6.00%	6.10%
Portfolio turnover rate	28%	44%	25%	36%	23%	34%	34%

(1)Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. Waddell & Reed Advisors Bond Fund (the "Fund") is one of those mutual funds and is the only fund included in these financial statements. Its investment objective is to provide a reasonable return with emphasis on preservation of capital, by investing primarily in domestic debt securities, usually bonds of investment grade. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Each convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

E. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into United States dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Certain amounts in prior year financial statements and notes thereto have been reclassified to conform to current year presentation.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $883,599. During the period ended March 31, 2004, W&R received $102,679 and $5,479 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $596,491 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $21,617, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $107,890,272, while proceeds from maturities and sales aggregated $151,718,527. Purchases of short-term securities and U.S. Government obligations aggregated $655,513,296 and $106,292,184, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government obligations aggregated $645,067,804 and $151,182,427, respectively.

For Federal income tax purposes, cost of investments owned at March 31, 2004 was $724,917,507, resulting in net unrealized appreciation of $42,529,218, of which $45,803,650 related to appreciated securities and $3,274,432 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$38,867,338
Distributed ordinary income	39,028,351
Undistributed ordinary income*	267,611

Realized long-term capital gains	3,718,250
Distributed long-term capital gains	-
Undistributed long-term capital gains*	3,718,250

Capital loss carryover	-

Post-October losses deferred	-

*This entire amount was distributed prior to March 31, 2004.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2005	$365,720
September 30, 2006	7,258,980
September 30, 2007	2,315,321
September 30, 2008	2,315,321

Total carryover	$12,255,342

Ivy Bond Fund was merged into the Fund as of June 16, 2003. At the time of the merger, Ivy Bond Fund had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $2,994,059 for the period ending September 30, 2004 and $2,315,321 for each period ending from September 30, 2005 through 2008 plus any unused limitations from prior years.

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

Shares issued from sale of shares:
Class A	6,603	41,862
Class B	666	5,707
Class C	50	2,288
Class Y	189	923
Shares issued in connection with merger of Ivy Bond Fund:
Class A	N/A	4,771
Class B	N/A	2,421
Class C	N/A	437
Class Y	N/A	64
Shares issued from reinvestment of dividends:
Class A	2,624	5,165
Class B	158	260
Class C	382	104
Class Y	50	88
Shares redeemed:
Class A	(19,705)	(58,854)
Class B	(1,576)	(5,957)
Class C	(607)	(2,936)
Class Y	(46)	(1,053)

Decrease in outstanding capital shares	(11,212)	(4,710)

Value issued from sale of shares:
Class A	$43,205	$279,726
Class B	4,352	31,259
Class C	2,496	14,543
Class Y	974	6,064
Value issued in connection with merger of Ivy Bond Fund:
Class A	N/A	32,106
Class B	N/A	16,289
Class C	N/A	2,944
Class Y	N/A	434
Value issued from reinvestment of dividends:
Class A	17,134	33,565
Class B	1,031	1,692
Class C	325	674
Class Y	592	573
Value redeemed:
Class A	(128,824)	(383,201)
Class B	(10,297)	(39,292)
Class C	(3,969)	(19,220)
Class Y	(299)	(6,981)

Decrease in outstanding capital	$(73,280)	$(28,825)

NOTE 6 - Acquisition of Ivy Bond Fund

On June 16, 2003, the Fund acquired all the net assets of Ivy Bond Fund pursuant to a plan of reorganization approved by the shareholders of Ivy Bond Fund on June 10, 2003. The acquisition was accomplished by a tax-free exchange of 7,692,941 shares of the Fund (valued at $51,773,492) for the 5,887,447 shares of Ivy Bond Fund outstanding on June 16, 2003. Ivy Bond Fund had net assets of $51,773,492, including $3,287,211 of net unrealized appreciation in value of investments and $27,130,948 of accumulated net realized losses on investments, which were combined with those of the Fund. The aggregate net assets of the Fund and Ivy Bond Fund immediately before the acquisition were $923,335,471 and $51,773,492, respectively. The aggregate net assets of the Fund and Ivy Bond Fund immediately following the acquisition were $975,108,963 and $0, respectively.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Bond Fund (the "Fund"), one of the mutual funds comprising Waddell & Reed Advisors Funds, Inc. as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Bond Fund as of March 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
      WADDELL & REED
      CLIENT SERVICES
      6300 Lamar Avenue
      P.O. Box 29217
      Shawnee Mission, KS 66201-9217
      (888) WADDELL
      (888) 923-3355

Our INTERNET address is:
      http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1020SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004